Note 6 - Investment Securities Available for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Investment Securities Available for Sale (Details) [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2	2
Asset Impairment Charges	$ 0	$ 0
Proceeds from Sale of Available-for-sale Securities	0	1,839,000
Available-for-sale Securities, Gross Realized Gains		88,000
Available-for-sale Securities, Gross Realized Losses		$ 0
Bond Funds [Member]
Note 6 - Investment Securities Available for Sale (Details) [Line Items]
Percentage of Aggregate Depreciation Held by Seven Debt Securities	3.07%